FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current
Liabilities
Liabilities	CAD 28,642	CAD 28,615
Long-term
Liabilities
Liabilities	9,907	12,266
Current
Assets
Assets	3,852
Electricity Swaps | Current
Liabilities
Liabilities		641
Equity Swaps | Current
Liabilities
Liabilities	2,119	1,044
Equity Swaps | Long-term
Liabilities
Liabilities		891
Commodity Derivative Instruments | Crude Oil Instruments | Current
Liabilities
Liabilities	26,523	17,466
Commodity Derivative Instruments | Crude Oil Instruments | Long-term
Liabilities
Liabilities	9,907	11,375
Commodity Derivative Instruments | Crude Oil Instruments | Current
Assets
Assets	2,142
Commodity Derivative Instruments | Gas | Current
Liabilities
Liabilities		CAD 9,464
Commodity Derivative Instruments | Gas | Current
Assets
Assets	CAD 1,710